Goodwill - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 547,942
Intangible assets and goodwill at end of period	376,749	$ 547,942
Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	464,343
Intangible assets and goodwill at end of period	334,748	464,343
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	16,706
Intangible assets and goodwill at end of period	6,216	16,706
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	48,259
Intangible assets and goodwill at end of period	17,151	48,259
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,024
Intangible assets and goodwill at end of period	18,024	18,024
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	610
Intangible assets and goodwill at end of period	610	610
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,912,841	1,946,894
Additions	36,771	205,440
Acquisitions of subsidiaries		12,873
Disposals	(84,544)	(252,366)
Intangible assets and goodwill at end of period	1,865,068	1,912,841
Cost | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,249,229	1,274,547
Additions	32,471	192,507
Acquisitions of subsidiaries		0
Disposals	(79,958)	(217,825)
Intangible assets and goodwill at end of period	1,201,742	1,249,229
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	279,301	270,844
Additions	4,300	12,323
Acquisitions of subsidiaries		326
Disposals	(32)	(4,192)
Intangible assets and goodwill at end of period	283,569	279,301
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	234,477	264,826
Additions	0	0
Acquisitions of subsidiaries		0
Disposals	(4,554)	(30,349)
Intangible assets and goodwill at end of period	229,923	234,477
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,024	5,477
Additions	0	0
Acquisitions of subsidiaries		12,547
Disposals	0	0
Intangible assets and goodwill at end of period	18,024	18,024
Cost | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	131,810	131,200
Additions	0	610
Acquisitions of subsidiaries		0
Disposals	0	0
Intangible assets and goodwill at end of period	131,810	131,810
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,364,899)	(1,312,113)
Additions	(207,426)	(284,109)
Impairments		(1,445)
Disposals	84,006	229,878
Intangible assets and goodwill at end of period	(1,488,319)	(1,364,899)
Accumulated Amortization | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(784,886)	(821,298)
Additions	(162,066)	(166,707)
Impairments		(1,445)
Disposals	79,958	201,674
Intangible assets and goodwill at end of period	(866,994)	(784,886)
Accumulated Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(262,595)	(243,738)
Additions	(14,629)	(20,748)
Impairments		0
Disposals	129	1,891
Intangible assets and goodwill at end of period	(277,353)	(262,595)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(186,218)	(173,057)
Additions	(30,731)	(39,474)
Impairments		0
Disposals	4,177	26,313
Intangible assets and goodwill at end of period	(212,772)	(186,218)
Accumulated Amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions	0	0
Impairments		0
Disposals	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(131,200)	(74,020)
Additions	0	(57,180)
Impairments		0
Disposals	0	0
Intangible assets and goodwill at end of period	$ (131,200)	$ (131,200)